Common and Preferred Shares - Schedule of Preferred Shares (Detail) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 30, 2020	Apr. 27, 2020	Oct. 31, 2020	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Initial dividend payment date	Jan. 27, 2021
Series 30 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				6,142,738
Amount				$ 154
Dividends declared per share			$ 0.227500	$ 0.455000
Conversion feature			Series 31	Series 31
Series 31 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares				4,457,262
Amount				$ 111
Dividends declared per share			$ 0.331828	$ 0.657072
Conversion feature			Series 30	Series 30
Series 32 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares			11,161,422	11,161,422
Amount			$ 279	$ 279
Dividends declared per share			$ 0.515752	$ 0.515752
Conversion feature			Series 33	Series 33
Series 33 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares			5,184,345	5,184,345
Amount			$ 130	$ 130
Dividends declared per share			$ 0.579323	$ 0.742073
Conversion feature			Series 32	Series 32
Series 34 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares			14,000,000	14,000,000
Amount			$ 350	$ 350
Dividends declared per share			$ 1.375000	$ 1.375000
Conversion feature			Series 35	Series 35
Series 36 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares			20,000,000	20,000,000
Amount			$ 500	$ 500
Dividends declared per share			$ 1.375000	$ 1.375000
Conversion feature			Series 37	Series 37
Series 38 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares			20,000,000	20,000,000
Amount			$ 500	$ 500
Dividends declared per share			$ 1.212500	$ 1.212500
Conversion feature			Series 39	Series 39
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Number of shares			12,000,000	12,000,000
Amount			$ 300	$ 300
Dividends declared per share			$ 1.212500	$ 1.271475
Conversion feature			Series 41	Series 41
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares			82,345,767	92,945,767
Amount			$ 2,059	$ 2,324
Series 30 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Apr. 12, 2010
Issue price			$ 25.00
Initial dividend		$ 0.227500	$ 0.282200
Initial dividend payment date			Jul. 28, 2010
Rate reset spread			1.00%
Redemption date			April 27, 2020
Redemption price			$ 25.00
Series 31 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Apr. 26, 2015
Issue price			$ 25.00
Initial dividend		$ 0.331828	$ 0.095500
Initial dividend payment date			Jul. 29, 2015
Rate reset spread			1.00%
Redemption date			April 27, 2020
Redemption price			$ 25.00
Series 32 Non-cumulative preferred shares issued on February one two thousand eleven [member]
Disclosure of classes of share capital [line items]
First issue date			Feb. 28, 2011
Issue price			$ 25.00
Initial dividend			$ 0.215410
Initial dividend payment date			Apr. 27, 2011
Rate reset spread			1.34%
Redemption date			February 2, 2021
Redemption price			$ 25.00
Series 33 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Feb. 02, 2016
Issue price			$ 25.00
Initial dividend			$ 0.105690
Initial dividend payment date			Apr. 27, 2016
Rate reset spread			1.34%
Redemption price			$ 25.50
Series 33 non-cumulative preferred shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Redemption date			February 2, 2016
Series 33 non cumulative preferred shares1 [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Redemption date			February 2, 2021
Series 34 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Dec. 17, 2015
Issue price			$ 25.00
Initial dividend			$ 0.497300
Initial dividend payment date			Apr. 27, 2016
Rate reset spread			4.51%
Redemption date			April 26, 2021
Redemption price			$ 25.00
Series 36 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Mar. 14, 2016
Issue price			$ 25.00
Initial dividend			$ 0.508600
Initial dividend payment date			Jul. 27, 2016
Rate reset spread			4.72%
Redemption date			July 26, 2021
Redemption price			$ 25.00
Series 38 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Sep. 16, 2016
Issue price			$ 25.00
Initial dividend			$ 0.441800
Initial dividend payment date			Jan. 27, 2017
Rate reset spread			4.19%
Redemption date			January 27, 2022
Redemption price			$ 25.00
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date			Oct. 12, 2018
Issue price			$ 25.00
Initial dividend			$ 0.362100
Initial dividend payment date			Jan. 29, 2019
Rate reset spread			2.43%
Redemption date			January 27, 2024
Redemption price			$ 25.00